UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	9/30/2008

Item 1.	Schedule of Investments

PRUDENTIAL’S GIBRALTAR FUND, INC.

SCHEDULE OF INVESTMENTS	as of September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Aerospace & Defense — 4.8%
Lockheed Martin Corp.	13,200	$1,447,644
Raytheon Co.	62,600	3,349,726
United Technologies Corp.	57,000	3,423,420

		8,220,790

Air Freight & Logistics — 1.1%
Expeditors International of Washington, Inc.	54,100	1,884,844

Beverages — 3.1%
PepsiCo, Inc.	75,400	5,373,758

Biotechnology — 2.8%
Genentech, Inc.(a)	53,600	4,753,248

Capital Markets — 9.4%
Charles Schwab Corp. (The)	324,900	8,447,400
Goldman Sachs Group, Inc. (The)	30,700	3,929,600
Lazard Ltd., “Class A”	87,000	3,720,120

		16,097,120

Chemicals — 4.6%
Monsanto Co.	78,700	7,789,726

Communications Equipment — 8.3%
Cisco Systems, Inc.(a)	330,400	7,453,824
Nokia OYJ (ADR) (Finland)	128,100	2,389,065
QUALCOMM, Inc.	101,800	4,374,346

		14,217,235

Computers & Peripherals — 5.1%
Apple, Inc.(a)	27,100	3,080,186
Hewlett-Packard Co.	121,700	5,627,408

		8,707,594

Diversified Financial Services — 1.5%
JPMorgan Chase & Co.	29,600	1,382,320
NYSE Euronext	30,000	1,175,400

		2,557,720

Electrical Equipment — 1.3%
ABB Ltd. (ADR) (Switzerland)	114,100	2,213,540

Energy Equipment & Services — 4.7%
Halliburton Co.	120,100	3,890,039
Schlumberger Ltd.	54,000	4,216,860

		8,106,899

Food & Staples Retailing — 9.6%
Costco Wholesale Corp.	90,100	5,850,193
CVS/Caremark Corp.	146,500	4,931,190
Wal-Mart Stores, Inc.	95,500	5,719,495

		16,500,878

Health Care Equipment & Supplies — 6.8%
Alcon, Inc.	39,600	6,395,796
Baxter International, Inc.	80,200	5,263,526

		11,659,322

Health Care Providers & Services — 1.3%
Medco Health Solutions, Inc.(a)	50,800	2,286,000

Hotels, Restaurants & Leisure — 2.0%
Burger King Holdings, Inc.	106,100	2,605,816
Marriott International, Inc., “Class A”	33,800	881,842

		3,487,658

Household Products — 2.6%
Colgate-Palmolive Co.	59,100	4,453,185

Industrial Conglomerates — 0.6%
McDermott International, Inc.(a)	40,700	1,039,885

Insurance — 1.2%
XL Capital Ltd., “Class A”	112,600	2,020,044

Internet Software & Services — 3.4%
Google, Inc., “Class A”(a)	14,400	5,767,488

IT Services — 2.4%
Visa, Inc., “Class A”	68,000	4,174,520

Life Sciences, Tools & Services — 2.3%
Thermo Fisher Scientific Inc.(a)	72,400	3,982,000

Machinery — 1.2%
Flowserve Corp.	22,700	2,015,079

Media — 1.8%
Walt Disney Co. (The)	97,700	2,998,413

Oil, Gas & Consumable Fuels — 2.8%
Occidental Petroleum Corp.	37,800	2,663,010
Southwestern Energy Co.(a)	71,900	2,195,826

		4,858,836

Pharmaceuticals — 7.4%
Abbott Laboratories	90,200	5,193,716
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	90,600	4,148,574
Wyeth	91,000	3,361,540

		12,703,830

Software — 3.6%
Adobe Systems, Inc.(a)	105,200	4,152,244
Microsoft Corp.	74,400	1,985,736

		6,137,980

Textiles, Apparel & Luxury Goods — 1.7%
NIKE, Inc., “Class B”	42,300	2,829,870

TOTAL LONG-TERM INVESTMENTS
(cost $148,115,720)		166,837,462

SHORT-TERM INVESTMENT — 2.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series
(cost $3,752,907)(b)	3,752,907	3,752,907

TOTAL INVESTMENTS — 99.6%
(cost $151,868,627)(c)		170,590,369
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		681,780

NET ASSETS — 100.0%		$171,272,149

The following abbreviation is used in portfolio descriptions:

ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$153,376,034	$27,413,581	$(10,199,246)	$17,214,335

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$170,590,369	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$170,590,369	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term debt securities, which mature in sixty days or less are valued at, amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Portfolio invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential’s Gibraltar Fund, Inc.

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date November 24, 2008

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature